Investments Accounted For Using Equity Method - Summarized Financial Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Associates [Line Items]
Current assets	$ 202,824	$ 266,138
Non-current assets	497,603	568,092
Current liabilities	(225,629)	(214,054)
Non-current liabilities	(298,258)	(371,489)
Equity	176,540	248,687	$ 298,974	$ 123,713
Revenue	310,641	349,846	382,826
Loss for the year	(122,754)	(76,038)	(98,908)
Total comprehensive loss for the year	(136,700)	(76,729)	$ (115,088)
Zypp | Gogoro Network Pte. Ltd.
Disclosure of Associates [Line Items]
Current assets	17,332	12,974
Non-current assets	8,263	8,489
Current liabilities	(2,896)	(1,142)
Non-current liabilities	(5,585)	(7,065)
Equity	17,114	13,256
Revenue	43,833	30,881
Loss for the year	(15,895)	(5,582)
Total comprehensive loss for the year	(15,895)	(5,582)
GPH | Gogoro Network Pte. Ltd.
Disclosure of Associates [Line Items]
Current assets	2,944	6,502
Non-current assets	2,425	2,142
Current liabilities	(1,312)	(1,406)
Non-current liabilities	0	(88)
Equity	4,057	7,150
Revenue	125	71
Loss for the year	(2,828)	(1,436)
Total comprehensive loss for the year	$ (2,828)	$ (1,436)